Basic and Diluted Net Loss Per Share - Net loss per share in accordance with ASC 260 (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net income/(loss) per ordinary share-basic: Numerator:
Net income/(loss) attributable to 36Kr Holdings Inc.	$ (42,811)	¥ (279,342)	¥ (25,911)	¥ 40,518
Accretion on redeemable non-controlling interests to redemption value			(1,808)	(1,025)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)	(120,060)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss/(income) attributable to non-controlling interests	$ (136)	(889)	156	0
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic		¥ (280,231)	¥ (850,441)	¥ (80,567)
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net loss per share - basic (in shares) | shares	1,019,316,944	1,019,316,944	368,159,249	292,731,461
Weighted average number of ordinary shares outstanding | (per share)	$ (0.042)	¥ (0.275)	¥ (2.310)	¥ (0.275)
Net income/(loss) per ordinary share-diluted: Numerator:
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic		¥ (280,231)	¥ (850,441)	¥ (80,567)
Net loss attributable to ordinary shareholders - diluted		¥ (280,231)	¥ (850,441)	¥ (80,567)
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net loss per share - basic (in shares) | shares	1,019,316,944	1,019,316,944	368,159,249	292,731,461
Denominator used in computing net loss per share - diluted ((in shares) | shares	1,019,316,944	1,019,316,944	368,159,249	292,731,461
-Diluted | (per share)	$ (0.042)	¥ (0.275)	¥ (2.310)	¥ (0.275)